Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Property, Plant, and Equipment [Line Items]
Subtotal	$ 2,662,964	$ 2,196,368
Construction in progress		177,909
Less: accumulated depreciation	(1,584,320)	(1,275,598)
Property, plant and equipment, net	1,078,644	1,098,679
Office and electronic equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	852,470	828,933
Leasehold improvements [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	855,872	591,895
Automobiles [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	724,235	532,058
Land [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	125,807	132,957
Buildings [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 104,580	$ 110,525